United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-2125

EquiTrust Series Fund, Inc.

(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA 50266-5997

(Address of principal executive offices) (Zip code)

Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997

(Name and address of agent for service)

Registrant’s telephone number, including area code:  515/225-5400

Date of fiscal year end:          July 31, 2008

Date of reporting period:       October 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedules of Investments.

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

BLUE CHIP PORTFOLIO

OCTOBER 31, 2008

(Unaudited)

	Shares Held	Value
COMMON STOCKS (96.77%)
BUSINESS SERVICES (4.59%)
Microsoft Corp.	58,078	$1,296,882
Oracle Corp.	32,792	599,766

		1,896,648
CHEMICALS AND ALLIED PRODUCTS (18.60%)
Abbott Laboratories	15,633	862,160
Amgen Inc.	11,272	675,080
Bristol-Myers Squibb Co.	24,299	499,344
Colgate-Palmolive Co.	4,380	274,889
Dow Chemical Co. (The)	6,653	177,436
E. I. du Pont de Nemours and Co.	9,953	318,496
Eli Lilly and Co.	11,462	387,645
Johnson & Johnson	27,191	1,667,896
Merck & Co., Inc.	19,480	602,906
Pfizer Inc.	26,585	470,820
Procter & Gamble Co. (The)	27,221	1,756,843

		7,693,515
COMMUNICATIONS (4.59%)
AT&T Inc.	24,336	651,475
CBS Corp.-Class B	7,635	74,136
Comcast Corp.-Class A	20,878	329,037
Verizon Communications Inc.	23,164	687,276
Viacom Inc.-Class B	7,635	154,380

		1,896,304
DEPOSITORY INSTITUTIONS (7.72%)
Bank of America Corp.	28,262	683,093
Citigroup Inc.	27,308	372,754
JPMorgan Chase & Co.	28,955	1,194,394
Wachovia Corp.	16,081	103,079
Wells Fargo & Co.	24,700	841,035

		3,194,355
EATING AND DRINKING PLACES (3.81%)
McDonald’s Corp.	27,182	1,574,653

ELECTRIC, GAS AND SANITARY SERVICES (3.11%)
Exelon Corp.	15,218	825,424
Southern Co. (The)	13,404	460,293

		1,285,717
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (6.32%)
Cisco Systems, Inc.	35,837	636,824
General Electric Co.	51,694	1,008,550
Intel Corp.	36,186	578,976
Motorola, Inc.	22,925	123,107
Texas Instruments Inc.	13,518	264,412

		2,611,869
FOOD AND KINDRED PRODUCTS (5.68%)
Anheuser-Busch Companies, Inc.	7,073	438,738
Coca-Cola Co. (The)	19,684	867,277
Kraft Foods Inc.	16,974	494,622
PepsiCo, Inc.	9,602	547,410

		2,348,047

FORESTRY (0.36%)
Weyerhaeuser Co.	3,951	151,007

GENERAL MERCHANDISE STORES (4.31%)
Target Corp.	7,360	295,283
Wal-Mart Stores, Inc.	26,649	1,487,281

		1,782,564
INDUSTRIAL MACHINERY AND EQUIPMENT (9.25%)
3M Co.	10,955	704,407
Applied Materials, Inc.	15,140	195,457
Caterpillar Inc.	17,684	674,998
Dell Inc.	20,103	244,251
EMC Corp.	23,960	282,249
Hewlett-Packard Co.	22,743	870,602
International Business Machines Corp.	9,177	853,186

		3,825,150
MOTION PICTURES (2.13%)
Time Warner Inc.	28,927	291,873
Walt Disney Co. (The)	22,797	590,442

		882,315

NON-DEPOSITORY CREDIT INSTITUTIONS (2.24%)
American Express Co.	33,683	926,283

PETROLEUM AND COAL PRODUCTS (12.14%)
Chevron Corp.	24,393	1,819,718
Exxon Mobil Corp.	43,203	3,202,206

		5,021,924
PRIMARY METAL INDUSTRIES (0.53%)
Alcoa Inc.	19,124	220,117

SECURITY AND COMMODITY BROKERS (0.35%)
Amerprise Financial, Inc.	6,733	145,433

TOBACCO PRODUCTS (3.72%)
Altria Group, Inc.	24,528	470,692
Philip Morris International Inc.	24,528	1,066,232

		1,536,924
TRANSPORTATION EQUIPMENT (7.32%)
Boeing Co. (The)	16,981	887,597
General Motors Corp.	10,329	59,702
Honeywell International Inc.	22,597	688,079
United Technologies Corp.	25,310	1,391,038

		3,026,416

Total Common Stocks (Cost $32,282,879)		40,019,241

	Principal Amount
SHORT-TERM INVESTMENTS (3.17%)
UNITED STATES GOVERNMENT AGENCIES (2.78%)
Federal Home Loan Bank, due 11/13/08	$150,000	149,945
Federal Home Loan Bank, due 11/17/08	250,000	249,883
Federal Home Loan Bank, due 11/24/08	250,000	249,811
Federal Home Loan Mortgage Corp., due 12/01/08	150,000	149,721
Federal National Mortgage Assoc., due 11/12/08	350,000	349,877

Total United States Government Agencies (Cost $1,149,237)		1,149,237

	Shares Held
MONEY MARKET MUTUAL FUND (0.39%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $160,714)	160,714	160,714

Total Short-Term Investments (Cost $1,309,951)		1,309,951

Total Investments (Cost $33,592,830) (99.94%)		41,329,192

OTHER ASSETS LESS LIABILITIES (0.06%)
Cash, receivables, prepaid expense and other assets, less liabilities		26,640

Total Net Assets (100.00%)		$41,355,832

Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$14,701,733
Unrealized Depreciation	(6,965,371)

Net Unrealized Appreciation (Depreciation)	7,736,362

Cost for federal income tax purposes	$33,592,830

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers or by an independent pricing service. Pricing services will consider many factors such as yields, credit spreads, reported trades and dealer quotes when valuing securities. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 13 months or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio’s net assets as of October 31, 2008:

Valuation Inputs	Investment in Securities
Level 1	$40,179,955
Level 2	1,149,237
Level 3	-

Total	$41,329,192

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

HIGH GRADE BOND PORTFOLIO

OCTOBER 31, 2008

(Unaudited)

	Principal Amount	Value
CORPORATE BONDS (37.58%)
DEPOSITORY INSTITUTIONS (5.79%)
Comerica Bank, 5.20%, due 08/22/17	$300,000	$189,933
Huntington National Bank, 5.50%, due 02/15/16	300,000	213,213
PNC Preferred FD, 144A, 6.517%, due 12/31/49	500,000	354,680
Washington Mutual Bank, FA, 5.65%, due 08/15/14	250,000	1,575

		759,401
ELECTRIC, GAS AND SANITARY SERVICES (9.47%)
Oglethorpe Power Corp., 6.974%, due 06/30/11	231,000	247,468
PacifiCorp, 6.90%, due 11/15/11	500,000	497,485
South Carolina Electric & Gas Co., 6.50%, due 11/01/18	500,000	496,920

		1,241,873
FOOD AND KINDRED PRODUCTS (1.49%)
Diageo Capital plc, 4.375%, due 05/03/10	200,000	195,896

FOOD STORES (1.13%)
Ahold Finance U.S.A., LLC, 8.25%, due 07/15/10	150,000	147,755

INSURANCE CARRIERS (2.76%)
Prudential Financial, Inc., 6.10%, due 06/15/17	250,000	195,768
SunAmerica Inc., 8.125%, due 04/28/23	300,000	165,720

		361,488
OIL AND GAS EXTRACTION (1.54%)
Burlington Resources Inc., 9.125%, due 10/01/21	200,000	202,088

SECURITY AND COMMODITY BROKERS (5.69%)
Goldman Sachs Group, Inc. (The), 5.125%, due 01/15/15	300,000	245,262
Morgan Stanley-Series MTNC, 5.125%, due 02/11/19	700,000	501,165

		746,427
TOBACCO PRODUCTS (5.67%)
UST Inc., 7.25%, due 06/01/09	750,000	744,315

TRANSPORTATION - BY AIR (3.63%)
Continental Airlines, Inc. Pass-Through Certificates 1991-1 Class A, 6.545%, due 08/02/20	521,515	476,790

TRANSPORTATION EQUIPMENT (0.41%)
Ford Motor Co., 9.215%, due 09/15/21	200,000	53,704

Total Corporate Bonds (Cost $6,159,926)		4,929,737

COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES (2.28%)
TIAA Seasoned Commercial Mortgage Trust 2007-C4 Class AJ, 6.09%, due 08/01/39	500,000	299,668

Total Commercial Mortgage Pass-Through Certificates (Cost $494,366)		299,668

MORTGAGE-BACKED SECURITIES (51.51%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (12.10%)
3023 Class TG, 5.50%, due 08/01/35	128,514	122,303
3051 Class MY, 5.50%, due 10/01/25	400,000	361,704
Pool # A53146, 5.50%, due 10/01/36	269,055	262,620
Pool # A69436, 6.00%, due 12/01/37	426,442	425,342
Pool # G02562, 6.00%, due 01/01/37	415,354	414,926

		1,586,895
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (10.23%)
Pool # 257306, 5.50%, due 08/01/38	987,595	964,979
Pool # 906224, 5.50%, due 01/01/37	385,411	376,839

		1,341,818
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (29.18%)
2003-1 Class PE, 5.50%, due 07/01/32	500,000	470,612
Pool # 1512, 7.50%, due 12/01/23	24,510	25,864
Pool # 2631, 7.00%, due 08/01/28	13,061	13,366
Pool # 2658, 6.50%, due 10/01/28	34,867	35,376
Pool # 2698, 5.50%, due 01/01/29	58,230	57,649
Pool # 2701, 6.50%, due 01/01/29	40,007	40,562
Pool # 2796, 7.00%, due 08/01/29	15,442	15,784
Pool # 3039, 6.50%, due 02/01/31	4,540	4,599
Pool # 3188, 6.50%, due 01/01/32	47,042	47,628
Pool # 3239, 6.50%, due 05/01/32	34,044	34,467
Pool # 3261, 6.50%, due 07/01/32	32,732	33,139
Pool # 3320, 5.50%, due 12/01/32	345,355	340,157
Pool # 3333, 5.50%, due 01/01/33	234,137	230,370
Pool # 3375, 5.50%, due 04/01/33	70,682	69,545
Pool # 3390, 5.50%, due 05/01/33	324,790	319,565
Pool # 3403, 5.50%, due 06/01/33	371,523	365,546
Pool # 3458, 5.00%, due 10/01/33	483,368	462,321
Pool # 3499, 5.00%, due 01/01/34	247,215	236,189
Pool # 3556, 5.50%, due 05/01/34	187,024	183,831
Pool # 3623, 5.00%, due 10/01/34	612,800	585,469
Pool # 22630, 6.50%, due 08/01/28	17,829	18,089
Pool # 643816, 6.00%, due 07/01/25	235,763	237,130

		3,827,258

Total Mortgage-Backed Securities (Cost $6,899,343)		6,755,971

SHORT-TERM INVESTMENTS (8.19%)
UNITED STATES GOVERNMENT AGENCIES (7.16%)
Federal Home Loan Bank, due 11/17/08	500,000	499,766
Federal Home Loan Bank, due 11/21/08	100,000	99,944
Federal Home Loan Mtg Corp., due 12/01/08	340,000	339,395

Total United States Government Agencies (Cost $939,105)		939,105

	Shares Held
MONEY MARKET MUTUAL FUND (1.03%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $134,665)	134,665	134,665

Total Short-Term Investments (Cost $1,073,770)		1,073,770

Total Investments (Cost $14,627,405) (99.56%)		13,059,146

OTHER ASSETS LESS LIABILITIES (0.44%)
Cash, receivables, prepaid expense and other assets, less liabilities		57,334

Total Net Assets (100.00%)		$13,116,480

Restricted Securities:
PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 10/31/08, the carrying value of each unit was 70.936, representing $354,680 or 2.70% of total net assets.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$25,936
Unrealized Depreciation	(1,594,195)

Net Unrealized Appreciation (Depreciation)	(1,568,259)

Cost for federal income tax purposes	$14,627,405

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers or by an independent pricing service. Pricing services will consider many factors such as yields, credit spreads, reported trades and dealer quotes when valuing securities. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 13 months or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio’s net assets as of October 31, 2008:

Valuation Inputs	Investment in Securities
Level 1	134,665
Level 2	$12,924,481
Level 3	-

Total	$13,059,146

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO

OCTOBER 31, 2008

(Unaudited)

	Shares Held	Value
COMMON STOCKS (68.04%)
BUSINESS SERVICES (1.60%)
eBay Inc.	4,000	$61,080
Microsoft Corp.	12,300	274,659
Oracle Corp.	11,520	210,701

		546,440
CHEMICALS AND ALLIED PRODUCTS (13.37%)
Abbott Laboratories	10,400	573,560
Amgen Inc.	1,900	113,791
Colgate-Palmolive Co.	3,635	228,133
Dow Chemical Co. (The)	6,040	161,087
E. I. du Pont de Nemours and Co.	12,405	396,960
Johnson & Johnson	15,703	963,222
K-V Pharmaceutical Co.-Class A	7,050	119,850
Mylan Inc.	16,595	142,219
Novartis AG	4,030	205,490
Pfizer Inc.	41,922	742,439
Procter & Gamble Co. (The)	5,905	381,109
Schering-Plough Corp.	9,700	140,553
Teva Pharmaceutical Industries Ltd.	4,892	209,769
Wyeth	5,500	176,990

		4,555,172
COMMUNICATIONS (1.95%)
AT&T Inc.	5,895	157,809
Comcast Corp.-Class A	7,203	113,519
Embarq Corp.	2,350	70,500
Sprint Nextel Corp.	12,175	38,108
Verizon Communications Inc.	9,615	285,277

		665,213
DEPOSITORY INSTITUTIONS (3.12%)
Bank of America Corp.	8,047	194,496
Bank of New York Mellon Corp. (The)	6,399	208,607
Citigroup Inc.	9,013	123,027
National City Corp.	4,115	11,110
New York Community Bancorp, Inc.	19,030	298,010
U.S. Bancorp	6,272	186,968
Wachovia Corp.	6,234	39,960

		1,062,178
ELECTRIC, GAS AND SANITARY SERVICES (5.32%)
Atmos Energy Corp.	12,783	310,243
Integrys Energy Group, Inc.	6,758	321,681
Pepco Holdings, Inc.	8,375	172,944
Pinnacle West Capital Corp.	11,400	360,810
Tortoise Energy Capital Corp.	24,845	422,365
Waste Management, Inc.	7,200	224,856

		1,812,899
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (4.53%)
Cisco Systems, Inc.	16,200	287,874
General Electric Co.	53,735	1,048,370
Helen of Troy Ltd.	6,813	122,566
Intel Corp.	5,300	84,800

		1,543,610
FABRICATED METAL PRODUCTS (0.51%)
Illinois Tool Works Inc.	5,175	172,793

FOOD AND KINDRED PRODUCTS (3.60%)
Anheuser-Busch Companies, Inc.	5,260	326,278
Coca-Cola Co. (The)	5,440	239,686
Diageo plc	2,800	174,132
Kraft Foods Inc.	5,737	167,176
PepsiCo, Inc.	5,615	320,111

		1,227,383

FORESTRY (0.90%)
Weyerhaeuser Co.	8,040	307,289

GENERAL MERCHANDISE STORES (1.94%)
Target Corp.	2,440	97,893
Wal-Mart Stores, Inc.	10,115	564,518

		662,411
HOLDING AND OTHER INVESTMENT OFFICES (0.71%)
H&Q Life Sciences Investors	9,769	91,340
iShares MSCI Japan Index	16,570	148,964

		240,304
INDUSTRIAL MACHINERY AND EQUIPMENT (3.10%)
3M Co.	9,580	615,994
EMC Corp.	14,400	169,632
Hewlett-Packard Co.	2,530	96,848
Ingersoll-Rand Co. Ltd.-Class A	9,341	172,341

		1,054,815
INSTRUMENTS AND RELATED PRODUCTS (2.48%)
Becton, Dickinson and Co.	3,137	217,708
Medtronic, Inc.	4,800	193,584
Stryker Corp.	1,795	95,961
Thermo Fisher Scientific Inc.	5,152	209,171
Zimmer Holdings, Inc.	2,740	127,218

		843,642
INSURANCE AGENTS, BROKERS AND SERVICE (0.62%)
Arthur J. Gallagher & Co.	8,605	209,618

INSURANCE CARRIERS (3.20%)
Allstate Corp. (The)	3,635	95,928
American International Group, Inc.	3,710	7,086
EMC Insurance Group Inc.	20,429	499,693
Lincoln National Corp.	2,200	37,928
MetLife, Inc.	5,600	186,032
Old Republic International Corp.	13,400	123,414
Protective Life Corp.	2,890	24,132
WellPoint, Inc.	2,997	116,493

		1,090,706
METAL MINING (2.60%)
Barrick Gold Corp.	29,624	673,057
Newmont Mining Corp.	8,100	213,354

		886,411
MOTION PICTURES (0.36%)
News Corp.	11,500	122,130

MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.53%)
United Parcel Service, Inc.-Class B	3,405	179,716

NON-DEPOSITORY CREDIT INSTITUTIONS (0.08%)
SLM Corp.	2,565	27,369

OIL AND GAS EXTRACTION (5.43%)
Anadarko Petroleum Corp.	5,700	201,210
Apache Corp.	3,900	321,087
Baker Hughes Inc.	3,600	125,820
Devon Energy Corp.	3,100	250,666
Occidental Petroleum Corp.	11,030	612,606
Rowan Companies, Inc.	9,000	163,260
Weatherford International Ltd.	10,400	175,552

		1,850,201
PAPER AND ALLIED PRODUCTS (1.45%)
AbitibiBowater Inc.	6,242	12,172
Kimberly-Clark Corp.	7,875	482,659

		494,831
PERSONAL SERVICES (0.66%)
Cintas Corp.	9,465	224,321

PETROLEUM AND COAL PRODUCTS (2.29%)
ConocoPhillips	8,225	427,864
Exxon Mobil Corp.	3,300	244,596
Valero Energy Corp.	5,200	107,016

		779,476
PIPELINES, EXCEPT NATURAL GAS (1.91%)
Kinder Morgan Management, LLC	13,026	650,649

PRIMARY METAL INDUSTRIES (0.33%)
Corning Inc.	10,300	111,549

PRINTING AND PUBLISHING (0.29%)
R. R. Donnelley & Sons Co.	6,065	100,497

RETAIL-DRUG AND PROPRIETARY STORES (0.56%)
Walgreen Co.	7,500	190,950

SERVICES-ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT (0.81%)
Quest Diagnostics Inc.	5,900	276,120

TOBACCO PRODUCTS (0.52%)
Altria Group, Inc.	2,850	54,691
Philip Morris International Inc.	2,850	123,890

		178,581
TRANSPORTATION EQUIPMENT (2.69%)
Federal Signal Corp.	16,200	137,862
Genuine Parts Co.	5,300	208,555
Honeywell International Inc.	8,065	245,579
ITT Corp.	7,280	323,960

		915,956
WHOLESALE TRADE - NONDURABLE GOODS (0.58%)
SYSCO Corp.	7,485	196,107

Total Common Stocks (Cost $27,557,371)		23,179,337

PUBLICLY TRADED PARTNERSHIPS (1.70%)
PIPELINES, EXCEPT NATURAL GAS
Buckeye Partners, L.P.	4,900	196,147
Enbridge Energy Partners, L.P.	4,800	185,856
Magellan Midstream Partners, L.P.	5,500	196,900

Total Publicly Traded Partnerships (Cost $658,662)		578,903

	Principal Amount
MORTGAGE-BACKED SECURITIES (26.81%)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
2003-1 Class PE, 5.50%, due 07/01/32	$1,250,000	1,176,530
2003-11 Class QC, 5.50%, due 02/01/33	1,500,000	1,394,133
2003-71 Class AK, 5.00%, due 09/01/29	400,000	399,545
2003-116 Class JC, 5.00%, due 05/01/30	440,000	440,691
2004-22 Class BK, 3.47%, due 04/01/34	150,204	148,804
2004-26 Class GC, 5.00%, due 06/01/31	700,000	683,300
2004-76 Class VG, 5.00%, due 09/01/23	300,000	304,185
2004-89 Class KC, 4.00%, due 10/01/34	293,148	288,564
2004-105 Class PB, 5.00%, due 06/01/33	1,128,800	1,078,705
2004-109 Class WE, 5.00%, due 05/01/33	522,000	484,175
2005-44 Class KC, 5.00%, due 04/01/31	500,000	495,562
2006-38 Class OG, 5.00%, due 06/01/36	650,000	587,098
Pool # 2796, 7.00%, due 08/01/29	34,744	35,515
Pool # 3040, 7.00%, due 02/01/31	18,802	19,170
Pool # 3188, 6.50%, due 01/01/32	47,042	47,628
Pool # 3239, 6.50%, due 05/01/32	87,030	88,112
Pool # 3333, 5.50%, due 01/01/33	204,870	201,574
Pool # 3403, 5.50%, due 06/01/33	110,620	108,841
Pool # 3442, 5.00%, due 09/01/33	485,974	464,813
Pool # 3459, 5.50%, due 10/01/33	316,694	311,599
Pool # 672081, 6.00%, due 08/01/37	374,764	375,249

Total Mortgage-Backed Securities (Cost $9,372,864)		9,133,793

SHORT-TERM INVESTMENTS (3.30%)
UNITED STATES GOVERNMENT AGENCIES (2.86%)
Federal Home Loan Bank, due 11/06/08	175,000	174,973
Federal Home Loan Bank, due 11/17/08	100,000	99,954
Federal Home Loan Bank, due 11/24/08	200,000	199,849
Federal National Mortgage Assoc., due 11/12/08	500,000	499,824

Total United States Government Agencies (Cost $974,600)		974,600
	Shares Held
MONEY MARKET MUTUAL FUND (0.44%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $149,842)	149,842	149,842

Total Short-Term Investments (Cost $1,124,442)		1,124,442

Total Investments (Cost $38,713,339) (99.85%)		34,016,475

OTHER ASSETS LESS LIABILITIES (0.15%)
Cash, receivables, prepaid expense and other assets, less liabilities		50,765

Total Net Assets (100.00%)		$34,067,240

Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$2,683,874
Unrealized Depreciation	(7,293,262)

Net Unrealized Appreciation (Depreciation)	(4,609,388)

Cost for federal income tax purposes	$38,625,863

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers or by an independent pricing service. Pricing services will consider many factors such as yields, credit spreads, reported trades and dealer quotes when valuing securities. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 13 months or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio’s net assets as of October 31, 2008:

Valuation Inputs	Investment in Securities
Level 1	$23,908,082
Level 2	10,108,393
Level 3	-

Total	$34,016,475

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO

OCTOBER 31, 2008

(Unaudited)

	Annualized Yield on Purchase Date	Principal Amount	Value
SHORT-TERM INVESTMENTS (98.90%)
COMMERCIAL PAPER (2.56%)
PETROLEUM AND COAL PRODUCTS
Chevron Corp., due 11/20/08	1.501%	$100,000	$100,000

Total Commercial Paper (Cost $100,000)			100,000

UNITED STATES GOVERNMENT AGENCIES (96.34%)
Federal Home Loan Bank, due 11/03/08	2.484	100,000	99,986
Federal Home Loan Bank, due 11/05/08	2.457	100,000	99,973
Federal Home Loan Bank, due 11/07/08	2.390	100,000	99,961
Federal Home Loan Bank, due 11/14/08	2.096	100,000	99,925
Federal Home Loan Bank, due 11/17/08	1.066	100,000	99,953
Federal Home Loan Bank, due 11/26/08	1.218	100,000	99,917
Federal Home Loan Bank, due 12/02/08	2.270	100,000	99,808
Federal Home Loan Bank, due 12/03/08	2.249	100,000	99,803
Federal Home Loan Bank, due 12/12/08	1.117	125,000	124,843
Federal Home Loan Bank, due 12/17/08	1.524	100,000	99,808
Federal Home Loan Bank, due 01/05/09	2.038	100,000	99,638
Federal Home Loan Bank, due 01/12/09	1.118	100,000	99,780
Federal Home Loan Mortgage Corp., due 11/17/08	2.096	100,000	99,908
Federal Home Loan Mortgage Corp., due 11/18/08	2.344	90,000	89,902
Federal Home Loan Mortgage Corp., due 11/21/08	2.148	100,000	99,882
Federal Home Loan Mortgage Corp., due 11/24/08	2.138	90,000	89,879
Federal Home Loan Mortgage Corp., due 12/01/08	2.445	80,000	79,840
Federal Home Loan Mortgage Corp., due 12/08/08	2.139	200,000	199,567
Federal Home Loan Mortgage Corp., due 12/15/08	2.703	100,000	99,675
Federal Home Loan Mortgage Corp., due 12/23/08	1.219	100,000	99,827
Federal Home Loan Mortgage Corp., due 01/12/09	2.140	100,000	99,580
Federal Home Loan Mortgage Corp., due 01/21/09	2.242	100,000	99,505
Federal Home Loan Mortgage Corp., due 01/23/09	2.294	100,000	99,481
Federal Home Loan Mortgage Corp., due 01/26/09	1.794	100,000	99,579
Federal National Mortgage Assoc., due 11/04/08	2.338	100,000	99,981
Federal National Mortgage Assoc., due 11/06/08	2.044	100,000	99,972
Federal National Mortgage Assoc., due 11/12/08	1.167	100,000	99,965
Federal National Mortgage Assoc., due 11/13/08	1.015	100,000	99,967
Federal National Mortgage Assoc., due 11/19/08	2.186	100,000	99,892
Federal National Mortgage Assoc., due 11/25/08	2.138	90,000	89,874
Federal National Mortgage Assoc., due 12/05/08	1.015	100,000	99,906
Federal National Mortgage Assoc., due 12/11/08	1.117	100,000	99,878
Federal National Mortgage Assoc., due 12/22/08	1.220	100,000	99,830
Federal National Mortgage Assoc., due 12/29/08	1.526	100,000	99,758
Federal National Mortgage Assoc., due 01/07/09	2.037	100,000	99,628
Federal National Mortgage Assoc., due 01/20/09	2.075	200,000	199,094

Total United States Government Agencies (Cost $3,767,765)			3,767,765

Total Short Term Investments (Cost $3,867,765)			3,867,765

OTHER ASSETS LESS LIABILITIES (1.10%)
Cash, receivables, prepaid insurance and other assets, less liabilities			43,111

Total Net Assets (100.00%)			$3,910,876

VALUATION

The Money Market Portfolio values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio’s net assets as of October 31, 2008:

Valuation Inputs	Investment in Securities
Level 1	$-
Level 2	3,910,876
Level 3	-

Total	$3,910,876

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

STRATEGIC YIELD PORTFOLIO

OCTOBER 31, 2008

(Unaudited)

	Shares Held	Value
PREFERRED STOCKS (1.35%)
DEPOSITORY INSTITUTIONS
Sovereign Capital Trust V, 7.75% (Cost $200,000)	8,000	$134,000

	Principal Amount
CORPORATE BONDS (84.46%)
APPAREL AND ACCESSORY STORES (5.25%)
Woolworth (FW) Corp., 8.50%, due 01/15/22	$600,000	519,000

CHEMICALS AND ALLIED PRODUCTS (3.29%)
Chemtura Corp., 6.875%, due 06/01/16	300,000	190,719
Nova Chemicals, Ltd., 7.875%, due 09/15/25	200,000	135,000

		325,719

DEPOSITORY INSTITUTIONS (3.59%)
PNC Preferred FD, 144A, 6.517%, due 12/31/49	500,000	354,680

ELECTRIC, GAS AND SANITARY SERVICES (19.65%)
Avista Corp., 5.95%, due 06/01/18	300,000	286,596
Bruce Mansfield Unit 1, 6.85%, due 06/01/34	500,000	500,310
Entergy Corp., 6.18%, due 03/01/35	300,000	199,362
ESI Tractebel Acquisition Corp., 7.99%, due 12/30/11	292,000	270,100
Sabine Pass LNG, L.P., 7.50%, due 11/30/16	400,000	280,000
South Carolina Electric & Gas Co., 6.50%, due 11/01/18	200,000	198,768
Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17	207,201	208,458

		1,943,594

FOOD STORES (2.62%)
Safeway Inc., 7.45%, due 09/15/27	300,000	259,185

FURNITURE AND FIXTURES (2.09%)
Steelcase Inc., 6.50%, due 08/15/11	200,000	206,210

HOLDING AND OTHER INVESTMENT OFFICES (15.65%)
First Industrial, L.P., 7.60%, due 07/15/28	300,000	263,121
Hospitality Properties Trust, 6.75%, due 02/15/13	225,000	200,043
HRPT Properties Trust, 6.25%, due 08/15/16	425,000	349,363
iStar Financial Inc.-Series B, 5.70%, due 03/01/14	421,000	177,738
Realty Income Corp., 6.75%, due 08/15/19	500,000	380,110
Rouse Company LP (The), 5.375%, due 11/26/13	500,000	177,520

		1,547,895

INSURANCE CARRIERS (2.60%)
PXRE Capital Trust, 8.85%, due 02/01/27	350,000	257,275

MOTION PICTURES (1.82%)
Time Warner Inc., 8.375%, due 03/15/23	200,000	179,644

PAPER AND ALLIED PRODUCTS (10.42%)
AbitiBowater Inc., 9.375%, due 12/15/21	400,000	106,000
Cascades Inc., 7.25%, due 02/15/13	500,000	282,500
Potlatch Corp., 9.125%, due 12/01/09	600,000	641,898

		1,030,398

PIPELINES, EXCEPT NATURAL GAS (3.30%)
NuStar Logistics, L.P., 7.65%, due 04/15/18	400,000	326,748

TRANSPORTATION - BY AIR (2.58%)
Continental Airlines, Inc. Pass-Through Certificates 1997-1 Class 1A, 7.461%, due 10/01/16	315,771	254,849

TRANSPORTATION SERVICES (2.43%)
Preston Corp., 7.00%, due 05/01/11	247,000	240,291

WATER TRANSPORTATION (9.17%)
Overseas Shipholding Group, Inc., 8.75%, due 12/01/13	400,000	359,624
Windsor Petroleum Transportation, 144A, 7.84%, due 01/15/21	500,000	547,735

		907,359

Total Corporate Bonds (Cost $10,564,021)		8,352,847

MORTGAGE-BACKED SECURITIES (4.60%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (12.28%)
3023 Class TG, 5.50%, due 08/01/35	192,771	183,455
3051 Class MY, 5.50%, due 10/01/25	300,000	271,278

Total Mortgage-Backed Securities (Cost $485,473)		454,733

SHORT-TERM INVESTMENTS (7.92%)
UNITED STATES GOVERNMENT AGENCIES (7.32%)
Federal Home Loan Bank, due 11/13/08	200,000	199,927
Federal Home Loan Bank, due 11/17/08	200,000	199,906
Federal Home Loan Bank, due 12/03/08	325,000	324,392

Total United States Government Agencies (Cost $724,225)		724,225
	Shares Held
MONEY MARKET MUTUAL FUND (0.60%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $58,684)	58,684	58,684

Total Short-Term Investments (Cost $782,909)		782,909

Total Investments (Cost $12,032,403) (98.33%)		9,724,489

OTHER ASSETS LESS LIABILITIES (1.67%)
Cash, receivables, prepaid expense and other assets, less liabilities		165,389

Total Net Assets (100.00%)		$9,889,878

Restricted securities:

PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 10/31/08, the carrying value of each unit was 70.936, representing $354,680 or 3.58% of total net assets.

Windsor Petroleum Transportation was purchased at 80.500 on 08/26/99. As of 10/31/08, the carrying value of each unit was 109.547, representing $547,735 or 5.54% of total net assets.

As of 10/31/08, the carrying value of all restricted securities was $902,415 or 9.12% of total net assets.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$141,091
Unrealized Depreciation	(2,449,005)

Net Unrealized Appreciation (Depreciation)	(2,307,914)

Cost for federal income tax purposes	$12,032,403

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers or by an independent pricing service. Pricing services will consider many factors such as yields, credit spreads, reported trades and dealer quotes when valuing securities. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 13 months or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio’s net assets as of October 31, 2008:

Valuation Inputs	Investment in Securities
Level 1	$58,684
Level 2	9,665,805
Level 3	-

Total	$9,724,489

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO

OCTOBER 31, 2008

(Unaudited)

	Shares Held	Value
COMMON STOCKS (96.89%)
BUSINESS SERVICES (6.29%)
Adobe Systems Inc.	10,900	$290,376
Automatic Data Processing, Inc.	7,600	265,620
eBay Inc.	13,555	206,985
Microsoft Corp.	53,553	1,195,839
Oracle Corp.	45,090	824,696
Symantec Corp.	35,583	447,634

		3,231,150
CHEMICALS AND ALLIED PRODUCTS (17.52%)
Abbott Laboratories	12,450	686,618
Amgen Inc.	7,590	454,565
Biogen Idec Inc.	3,200	136,160
Colgate-Palmolive Co.	6,375	400,095
Dow Chemical Co. (The)	4,890	130,416
E. I. du Pont de Nemours and Co.	17,765	568,480
Johnson & Johnson	27,539	1,689,242
K-V Pharmaceutical Co.-Class A	15,150	257,550
Mylan Inc.	27,870	238,846
Novartis AG	6,970	355,400
Pfizer Inc.	75,674	1,340,187
Procter & Gamble Co. (The)	17,650	1,139,131
Schering-Plough Corp.	19,940	288,931
Teva Pharmaceutical Industries Ltd.	23,334	1,000,562
Wyeth	9,830	316,329

		9,002,512
COMMUNICATIONS (3.14%)
AT&T Inc.	20,105	538,211
Comcast Corp.-Class A	25,237	397,735
Embarq Corp.	3,800	114,000
Sprint Nextel Corp.	19,593	61,326
Verizon Communications Inc.	16,870	500,533

		1,611,805
DEPOSITORY INSTITUTIONS (4.65%)
Bank of America Corp.	18,272	441,634
Bank of New York Mellon Corp. (The)	21,602	704,225
Citigroup Inc.	25,389	346,560
National City Corp.	10,030	27,081
New York Community Bancorp, Inc.	29,770	466,198
U.S. Bancorp	10,922	325,585
Wachovia Corp.	11,922	76,420

		2,387,703
EATING AND DRINKING PLACES (0.25%)
Chipotle Mexican Grill, Inc.	2,500	126,875

ELECTRIC, GAS AND SANITARY SERVICES (3.91%)
Atmos Energy Corp.	15,103	366,550
CMS Energy Corp.	31,400	321,850
Integrys Energy Group, Inc.	11,392	542,259
Pepco Holdings, Inc.	13,530	279,395
Pinnacle West Capital Corp.	9,900	313,335
Waste Management, Inc.	6,000	187,380

		2,010,769

ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (7.21%)
Cisco Systems, Inc.	50,200	892,054
Emerson Electric Co.	5,800	189,834
General Electric Co.	92,025	1,795,408
Helen of Troy Ltd.	12,088	217,463
Intel Corp.	25,100	401,600
QUALCOMM Inc.	5,400	206,604

		3,702,963
FABRICATED METAL PRODUCTS (0.87%)
Illinois Tool Works Inc.	13,310	444,421

FOOD AND KINDRED PRODUCTS (4.71%)
Anheuser-Busch Companies, Inc.	8,955	555,479
Coca-Cola Co. (The)	13,110	577,627
Coca-Cola FEMSA, S.A.B. de C.V.	4,200	133,728
Dr Pepper Snapple Group, Inc.	14,100	322,890
Kraft Foods Inc.	9,600	279,744
PepsiCo, Inc.	9,635	549,291

		2,418,759

FOOD STORES (0.75%)
Kroger Co. (The)	13,998	384,385

FORESTRY (0.49%)
Weyerhaeuser Co.	6,520	249,194

GENERAL MERCHANDISE STORES (3.14%)
Target Corp.	16,110	646,333
Wal-Mart Stores, Inc.	17,335	967,466

		1,613,799
HOLDING AND OTHER INVESTMENT OFFICES (1.39%)
Adams Express Co. (The)	31,680	284,170
H&Q Life Sciences Investors	45,986	429,969

		714,139
INDUSTRIAL MACHINERY AND EQUIPMENT (5.82%)
3M Co.	16,485	1,059,986
Apple Inc.	3,900	419,601
EMC Corp.	67,200	791,616
Hewlett-Packard Co.	5,870	224,704
Ingersoll-Rand Co. Ltd.-Class A	15,875	292,894
Sigma Designs, Inc.	18,300	202,947

		2,991,748
INSTRUMENTS AND RELATED PRODUCTS (6.75%)
Agilent Technologies, Inc.	12,000	266,280
Becton, Dickinson and Co.	13,246	919,272
Danaher Corp.	2,900	171,796
Medtronic, Inc.	16,660	671,898
Stryker Corp.	5,770	308,464
Thermo Fisher Scientific Inc.	21,044	854,386
Zimmer Holdings, Inc.	5,980	277,651

		3,469,747
INSURANCE AGENTS, BROKERS AND SERVICE (0.80%)
Arthur J. Gallagher & Co.	14,850	361,746
Hartford Financial Services Group, Inc. (The)	4,500	46,440

		408,186
INSURANCE CARRIERS (2.80%)
Allstate Corp. (The)	6,225	164,278
American Equity Investment Life Holding Co.	34,900	157,748
American International Group, Inc.	13,040	24,906
EMC Insurance Group Inc.	15,791	386,248
Lincoln National Corp.	3,605	62,150
MBIA Inc.	6,644	65,311
MetLife, Inc.	10,170	337,847
Protective Life Corp.	4,740	39,579
WellPoint, Inc.	5,108	198,548

		1,436,615
METAL MINING (2.12%)
Barrick Gold Corp.	31,792	722,314
Newmont Mining Corp.	14,000	368,760

		1,091,074

MOTION PICTURES (1.13%)
News Corp.-Class A	22,810	242,698
Time Warner Inc.	33,590	338,923

		581,621
MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.72%)
United Parcel Service, Inc.-Class B	7,005	369,724

NON-DEPOSITORY CREDIT INSTITUTIONS (0.09%)
SLM Corp.	4,440	47,375

OIL AND GAS EXTRACTION (7.63%)
Anadarko Petroleum Corp.	10,200	360,060
Apache Corp.	7,100	584,543
Baker Hughes Inc.	6,300	220,185
Devon Energy Corp.	5,400	436,644
Exterran Holdings, Inc.	5,600	125,496
Helmerich & Payne, Inc.	15,200	521,512
Noble Corp.	11,800	380,078
Occidental Petroleum Corp.	9,830	545,958
Rowan Companies, Inc.	11,200	203,168
Transocean Inc.	3,000	246,990
Weatherford International Ltd.	17,600	297,088

		3,921,722

PAPER AND ALLIED PRODUCTS (1.96%)
AbitibiBowater Inc.	74,278	144,842
Kimberly-Clark Corp.	14,025	859,592

		1,004,434

PERSONAL SERVICES (0.75%)
Cintas Corp.	16,150	382,755

PETROLEUM AND COAL PRODUCTS (4.59%)
Chevron Corp.	15,500	1,156,300
ConocoPhillips	12,228	636,101
Exxon Mobil Corp.	5,600	415,072
Valero Energy Corp.	7,200	148,176

		2,355,649

PRIMARY METAL INDUSTRIES (0.35%)
Corning Inc.	16,650	180,320

PRINTING AND PUBLISHING (0.35%)
R. R. Donnelley & Sons Co.	10,960	181,607

RAILROAD TRANSPORTATION (0.48%)
Union Pacific Corp.	3,720	248,384

RETAIL-DRUG AND PROPRIETARY STORES (0.66%)
Walgreen Co.	13,400	341,164

RETAIL-FURNISHINGS AND HOME FURNITURE STORES (0.42%)
Bed Bath & Beyond Inc.	8,390	216,210

SERVICES-ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT (0.75%)
Quest Diagnostics Inc.	8,200	383,760

TOBACCO PRODUCTS (0.78%)
Altria Group, Inc.	6,395	122,720
Philip Morris International Inc.	6,395	277,991

		400,711

TRANSPORTATION EQUIPMENT (2.76%)
Federal Signal Corp.	17,200	146,372
Honeywell International Inc.	20,860	635,187
ITT Corp.	14,340	638,130

		1,419,689

WHOLESALE TRADE - NONDURABLE GOODS (0.86%)
SUPERVALU Inc.	6,800	96,832
SYSCO Corp.	13,235	346,757

		443,589

Total Common Stocks (Cost $64,576,557)		49,774,558

SHORT-TERM INVESTMENTS (3.10%)

MONEY MARKET MUTUAL FUND (0.13%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $66,137)	66,137	66,137

	Principal Amount
UNITED STATES GOVERNMENT AGENCIES (2.97%)
Federal Home Loan Bank, due 11/17/08	$400,000	399,818
Federal Home Loan Bank, due 11/25/08	175,000	174,860
Federal Home Loan Bank, due 12/03/08	300,000	299,439
Federal Home Loan Bank, due 12/08/08	250,000	249,684
Federal National Mortgage Assoc., due 11/12/08	400,000	399,859

Total United States Government Agencies (Cost $1,523,660)		1,523,660

Total Short-Term Investments (Cost $1,589,797)		1,589,797

Total Investments (Cost $66,166,354) (99.99%)		51,364,355

OTHER ASSETS LESS LIABILITIES (0.01%)
Cash, receivables, prepaid expense and other assets, less liabilities		5,844

Total Net Assets (100.00%)		$51,370,199

Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$2,299,339
Unrealized Depreciation	(17,475,942)

Net Unrealized Appreciation (Depreciation)	(15,176,603)

Cost for federal income tax purposes	$66,540,958

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers or by an independent pricing service. Pricing services will consider many factors such as yields, credit spreads, reported trades and dealer quotes when valuing securities. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 13 months or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio’s net assets as of October 31, 2008:

Valuation Inputs	Investment in Securities
Level 1	$49,840,695
Level 2	1,523,660
Level 3	-

Total	$51,364,355

Item 2.	Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change to the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     EquiTrust Series Fund, Inc.

By:	/s/ Dennis M. Marker
Dennis M. Marker
Chief Executive Officer

Date:	12/17/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis M. Marker
Dennis M. Marker
Chief Executive Officer

Date:	12/17/2008

By:	/s/ James P. Brannen
James P. Brannen
Chief Financial Officer

Date:	12/18/2008